DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 74.5%
	Equity - 74.5%
55,200	Franklin FTSE Australia ETF(a)	$ 1,614,114
100,730	Franklin FTSE Brazil ETF	2,016,967
62,100	Franklin FTSE Canada ETF(a)	2,016,387
154,500	Franklin FTSE Japan ETF	4,772,505
64,970	Franklin FTSE South Korea ETF	1,870,018
160,500	Franklin FTSE Switzerland ETF(a)	5,153,286
68,020	Franklin FTSE Taiwan ETF(a)	2,971,726
206,267	iShares China Large-Cap ETF	8,029,974
64,188	iShares MSCI Australia ETF	1,593,146
786	iShares MSCI Austria ETF	19,548
126,123	iShares MSCI Brazil ETF	4,052,332
55,000	iShares MSCI Canada ETF	1,996,500
25,937	iShares MSCI Chile ETF	674,362
34,220	iShares MSCI France ETF	1,274,353
189,012	iShares MSCI Germany ETF	6,222,275
137,602	iShares MSCI Hong Kong ETF	3,299,696
120,127	iShares MSCI India ETF	5,848,984
37,820	iShares MSCI Italy ETF	1,197,003
67,049	iShares MSCI Japan ETF	4,710,192
76,646	iShares MSCI Mexico ETF	3,698,936
7,400	iShares MSCI Netherlands ETF	364,450
56,783	iShares MSCI New Zealand ETF	3,501,808
23,054	iShares MSCI South Korea ETF	1,859,536
29,881	iShares MSCI Sweden ETF	1,340,163
110,830	iShares MSCI Switzerland ETF	5,162,461
66,966	iShares MSCI Taiwan ETF	4,152,562
36,421	SPDR S&P Emerging Markets SmallCap ETF	2,136,092
153,522	VanEck Russia ETF	4,654,787
		86,204,163

	TOTAL EXCHANGE-TRADED FUNDS (Cost $70,037,449)	86,204,163

DYNAMIC INTERNATIONAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2021

Shares		Fair Value
SHORT-TERM INVESTMENT — 26.2%
MONEY MARKET FUND - 26.2%
30,265,590	First American Treasury Obligations Fund, Class X, 0.01% (Cost $30,265,590)(b)	$ 30,265,590

	TOTAL INVESTMENTS - 100.7% (Cost $100,303,039)	$ 116,469,753
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(756,202)
	NET ASSETS - 100.0%	$ 115,713,551

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – Dynamic International Opportunity Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2021.

DYNAMIC U.S. OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 75.3%
	EQUITY - 68.9%
26,743	Avantis U.S. Small Cap Value ETF	$ 2,022,038
127,551	Communication Services Select Sector SPDR Fund	10,218,110
22,046	Consumer Discretionary Select Sector SPDR Fund	3,956,155
49,207	Energy Select Sector SPDR Fund	2,563,193
281,254	Financial Select Sector SPDR Fund	10,555,463
61,543	Health Care Select Sector SPDR Fund	7,834,424
65,325	Industrial Select Sector SPDR Fund	6,391,398
26,363	iShares Russell 1000 Value ETF	4,126,073
36,790	Materials Select Sector SPDR Fund	2,910,457
104,432	Technology Select Sector SPDR Fund	15,593,786
45,776	Utilities Select Sector SPDR Fund	2,924,171
32,328	Vanguard Real Estate ETF	3,290,344
		72,385,612
	FIXED INCOME - 6.4%
6,768	iShares 20+ Year Treasury Bond ETF	976,758
21,785	iShares 7-10 Year Treasury Bond ETF	2,510,067
22,407	iShares TIPS Bond ETF	2,861,150
4,200	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	384,132
		6,732,107

	TOTAL EXCHANGE-TRADED FUNDS (Cost $64,930,961)	79,117,719

	SHORT-TERM INVESTMENTS — 25.3%
	MONEY MARKET FUNDS - 25.3%
26,598,347	First American Treasury Obligations Fund, Class X, 0.01% (Cost $26,598,347)(a)	26,598,347

	TOTAL INVESTMENTS - 100.6% (Cost $91,529,308)	$ 105,716,066
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(602,177)
	NET ASSETS - 100.0%	$ 105,113,889

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2021.